DERIVATIVE INSTRUMENTS (Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative (effective portion)	$ 1,235	$ (600)	$ 954
Amount of gain (loss) reclassified from other comprehensive income into income (expenses) (effective portion)	(5,586)	(132)	4,010
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative (effective portion)	160	202
Foreign Exchange Forward Contracts [Member] | Cost of revenues and operating [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from other comprehensive income into income (expenses) (effective portion)	(3,157)
Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative (effective portion)	1,075	(802)	954
Foreign Exchange Option Contracts [Member] | Cost Of Revenues, Operating Expenses and Discontinued Operations [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from other comprehensive income into income (expenses) (effective portion)	$ (2,429)	$ (132)	$ 4,010